Convertible Bonds - Schedule of the Amortized Cost of the Convertible Notes (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of the Amortized Cost of the Convertible Notes [Abstract]
Convertible Notes- Issued in September, 2024	$ 999,957
Less debt discount and debt issuance cost	35,092
Total	$ 964,865